REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Disclosure of detailed information about revenue [Table Text Block]
Revenue and other income	Year ended	Year ended
	December 31, 2019	December 31, 2018

Royalty revenue	$1,439	$$2,131
Interest income	1,667	822
Other property income	1,978	583
	$5,084	3,536

Disclosure of detailed information about general and administrative expenses [Table Text Block]
General and administrative expenses	Year ended	Year ended
	December 31, 2019	December 31, 2018
Salaries, consultants, and benefits	$1,885	$1,158
Professional fees	1,111	309
Investor relations and shareholder information	756	529
Transfer agent and filing fees	174	174
Administrative and office	968	836
Travel	233	103
	$5,127	$3,109